Partners' Capital/Share Capital	12 Months Ended
Dec. 31, 2021
Partners Capital Share Capitaltext Block [Abstract]
Schedule of number of shares and stated value of the outstanding shares

26. PARTNERS’ CAPITAL/SHARE CAPITAL

The authorized capital of the Partnership comprises of:

(a)     an unlimited number of Partnership GP Units (“GP Units”).

(b)    LP Units as follows:

(i)     an unlimited number of Class A LP Units,

(ii)    an unlimited number of Class B LP Units,

(iii)   Class C LP Units

The GP Units are held by the Corporation as the sole general partner of the Partnership. As part of the Transaction, in total 12,020,087 GP Units were issued to the Corporation, representing approximately 24% of the economic interest in the Partnership.

The Class A LP Units are currently held by the partners (other than Red Isle, Red Isle’s permitted transferees that are wholly owned by PSP Investments or any holder of Class D LP Units of the Partnership (“Class D Units”) in their capacity as such) who can demonstrate to the Partnership that they are Canadian (as defined in the Investment Canada Act). The Class B LP Units are held by the partners (other than Red Isle, Red Isle’s permitted transferees that are wholly owned by PSP Investments or any holder of Class D LP Units in their capacity as such). The Class C LP Units are held by Red Isle or its permitted transferees that are wholly owned by PSP Investments.

Each holder of a Partnership LP Unit is entitled to vote in respect of matters on which holders of the Corporation’s common shares are entitled to vote through a special voting share of the Corporation. Holders of LP Units are entitled to one vote per unit (through the Special Voting Shares) and will vote together with their respective class of the Corporation shares as a single class.

As the general partner of the Partnership, the Corporation can make certain amendments to the Partnership Agreement without the consent of the limited partners.

The Corporation, as the general partner, may cause distributions to be made by the Partnership to the partners in the following order of priority: (a) the Corporation may, in its sole discretion, from time to time cause cash distributions to be made by the Partnership to the Corporation (which distributions will be made without pro rata distributions to the other partners) in such amounts as required for the Corporation to pay certain expenses and tax liabilities described in the Partnership Agreement and (b) after payment of any deferred distributions described below, the Corporation may, in its sole discretion, from time to time in such amounts as it shall determine, cause distributions to be made by the Partnership to the partners in accordance with their percentage interests, pro rata.

Pursuant to the terms of the Partnership Agreement, unitholders are entitled to distributions from the Partnership in an amount equal to any dividends or distributions that is declared and paid with respect to the Public Shares of the Corporation. Differences include that in the event that any partner other than the Corporation, that is subject to U.S. federal income tax has net cumulative taxable income that exceeds zero, then on the next applicable tax distribution date, the Partnership shall distribute to each partner, whether or not such partner is subject to U.S. federal income tax, its assumed tax liability, less all prior distributions paid in respect of such partner’s units, provided, however, that the Corporation may defer such distribution.

Since, subject to the Lock-Up Period, the LP Units are exchangeable into the respective class of the Corporation shares at the discretion of the holders, the LP Units have been classified as a financial liability in the financial statements of the Partnership (Note 25).

No additional GP Units of the Partnership have been issued during 2021 other than as a part of the Transaction.

During the course of the Transaction, 10 Class X LP Units (”X LP Units”) with nominal value were also issued. These X LP Units were later redeemed for consideration equal to their fair market value.

Telesat Canada

The information below summarizes the share capital of Telesat Canada that existed in 2020 and to the completion of the Transaction.

The number of shares and stated value of the outstanding shares of Telesat Canada as at December 31, 2020 were as follows:

	Number of shares	Stated value
Common Shares	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,508,117	80,862
Director Voting Preferred Shares	1,000	10
Share capital		$155,698

In November 2021, November 2020, December 2019 and February 2019 dividends were declared and paid on the Director Voting Preferred Shares.

In January 2019, 40,269 stock appreciation rights (“SARS”) were exercised for 14,846 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2019, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2020, 66,667 RSUs were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

In September 2021, 600 stock options were exercised in exchange for 600 Non-Voting Participating Preferred shares.

Prior to the completion of the Transaction, the authorized share capital of the Company is comprised of: (i) an unlimited number of Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, (ii) 1,000 Director Voting Preferred Shares, and (iii) 325,000 Senior Preferred Shares. None of the Redeemable Common Shares, Redeemable Non-Voting Participating Preferred Shares or Senior Preferred Shares have been issued as at December 31, 2020.

Common Shares

The holders of the Common Shares are entitled to receive notice of and to attend all annual and special meetings of the shareholders of the Company and to one vote in respect of each common share held on all matters at all such meetings, except in respect of a class vote applicable only to the shares of any other class, in respect of which the common shareholders shall have no right to vote. The holders of the Common Shares are entitled to receive dividends as may be declared by the Board of Directors of the Company, and are entitled to share in the distribution of the assets of the Company upon liquidation, winding-up or dissolution, subject to the rights, privileges and conditions attaching to any other class of shares ranking in order of priority. The Common Shares are convertible at the holders’ option, at any time, into Voting Participating Preferred Shares or Non-Voting Participating Preferred Shares, on a one-for-one basis. The Common Shares have no par value.

Voting Participating Preferred Shares

The rights, privileges and conditions of the Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Voting Participating Preferred Shares are not entitled to vote at meetings of the shareholders of the Company on resolutions electing directors.

•        For all other meetings of the shareholders of the Company, the holders of Voting Participating Preferred Shares are entitled to a variable number of votes per Voting Participating Preferred Share based on the number of Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares and Redeemable Non-Voting Participating Preferred Shares outstanding on the record date of the given meeting of the shareholders of the Company.

•        The Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Non-Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Voting Participating Preferred Shares have no par value.

Non-Voting Participating Preferred Shares

The rights, privileges and conditions of the Non-Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Non-Voting Participating Preferred Shares are not entitled to vote on any matter at meetings of the shareholders of the Company, except in respect of a class vote applicable only to the Non-Voting Participating Preferred Shares.

•        The Non-Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Non-Voting Participating Preferred Shares have no par value.

Director Voting Preferred Shares

The rights, privileges and conditions of the Director Voting Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

•        The holders of Director Voting Preferred Shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company at which directors of the Company are to be elected. The holders of the Director Voting Preferred Shares are not entitled to attend meetings of the shareholders of the Company and have no right to vote on any matter other than the election of directors of the Company.

•        The holders of Director Voting Preferred Shares are entitled to receive annual non-cumulative dividends of $10 per share if declared by the Board of Directors of the Company, in priority to the payment of dividends on the Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, but after payment of any accrued dividends on the Senior Preferred Shares.

The Director Voting Preferred Shares are redeemable at the option of the Company, at any time, at a redemption price of $10 per share.

The Director Voting Preferred Shares have a nominal stated value.